RSA, RSU and PBS Activity (Detail) (USD $)	12 Months Ended
Nov. 30, 2012
Restricted Stock and Restricted Stock Units
Shares
Outstanding Beginning Balance	3,625,966
Granted	1,411,296
Vested	(1,887,063)
Forfeited	(88,316)
Outstanding Ending Balance	3,061,883
Weighted-Average Grant Date Fair Value
Outstanding Beginning Balance	$ 33.70
Granted	$ 30.34
Vested	$ 27.51
Forfeited	$ 36.33
Outstanding Ending Balance	$ 35.89
PBS
Shares
Outstanding Beginning Balance	116,992
Granted	223,531
Vested	(22,279)
Forfeited	(4,537)
Outstanding Ending Balance	313,707
Weighted-Average Grant Date Fair Value
Outstanding Beginning Balance	$ 45.12
Granted	$ 31.03
Vested	$ 31.90
Forfeited	$ 41.16
Outstanding Ending Balance	$ 36.08